Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 768,757	$ 763,456	$ 767,365
Allowance for credit losses		7,197	7,084	6,536
Net		761,560	756,372	760,829
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		360,937		350,941
Allowance for credit losses		1,430		1,208
Net		359,507		349,733
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		107,890		106,379
Allowance for credit losses		2,387		2,319
Net		105,503		104,060
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		282,458		292,671
Allowance for credit losses		2,130		1,849
Net		280,328		290,822
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	6,890	6,849	6,739
Allowance for credit losses	[1]	2,234	2,201	2,054
Net	[1]	4,656	4,648	4,685
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,244	2,273	2,158
Allowance for credit losses	[1]	662	682	569
Net	[1]	1,582	1,591	1,589
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]		64	109
Allowance for credit losses	[1]		23	22
Net	[1]		41	87
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,446	1,386	1,343
Allowance for credit losses	[1]	511	460	424
Net	[1]	935	926	919
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	771	716	715
Allowance for credit losses	[1]	369	361	385
Net	[1]	402	355	330
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,353	1,333	1,249
Allowance for credit losses	[1]	321	307	281
Net	[1]	1,032	1,026	968
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	332	336	322
Allowance for credit losses	[1]	117	116	109
Net	[1]	215	220	213
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	744	741	843
Allowance for credit losses	[1]	254	252	264
Net	[1]	490	489	579
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,659	2,579	2,372
Allowance for credit losses	[1]	798	748	645
Net	[1]	1,861	1,831	1,727
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,048	1,060	1,117
Allowance for credit losses	[1]	600	617	621
Net	[1]	448	443	496
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,183	3,210	3,250
Allowance for credit losses	[1]	836	836	788
Net	[1]	$ 2,347	$ 2,374	$ 2,462

[1]	Interest income recognized on impaired loans during the three months ended July 31, 2025 was $22 (April 30, 2025 – $24; October 31, 2024 – $22).